Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth the CAP to our PEO and average of our Non-PEO NEOs, serving in such capacity, along with certain measures of Company performance in each of the three years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Summary		Average Summary	Average	Value of Initial Fixed
	Compensation	Compensation	Compensation	Compensation	$100 Investment Based on
	Table	Actually Paid	Table Total for	Actually Paid	Total Shareholder	Peer Group
	Total	to the	Non-PEO	to Non-PEO	Return	Total Shareholder	(in thousands)
Year	for PEO	PEO (1) (2)	NEOs	NEOs (1) (3)	(TSR) - POWI	Return (4)	Net Income	Net Revenues
2022	$7,015,329	$(13,137,041)	$1,737,581	$(725,064)	$148.28	$142.94	$170,851	$651,138
2021	$6,564,685	$16,724,842	$1,784,763	$3,351,766	$190.35	$219.51	$164,413	$703,277
2020	$5,733,115	$23,622,794	$1,514,513	$4,824,198	$166.78	$153.66	$71,176	$488,318
(1)	See supplemental disclosures below for adjustments made to arrive at CAP for PEO and Non-PEO NEOs.
(2)	For fiscal years 2022, 2021 and 2020, Balu Balakrishnan served as our President and Chief Executive officer.
(3)	For fiscal years 2022 and 2021, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Yang Chiah Yee. For fiscal year 2020, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Ben Sutherland.
(4)	Peer Group TSR is based on Philadelphia Stock Exchange Semiconductor Sector Index (SOX) (the “Industry Index”). SOX is a market cap weighted index of 30 US-listed semiconductor companies.

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote [Text Block]
(2)	For fiscal years 2022, 2021 and 2020, Balu Balakrishnan served as our President and Chief Executive officer.
(3)	For fiscal years 2022 and 2021, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Yang Chiah Yee. For fiscal year 2020, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Ben Sutherland.

Peer Group Issuers, Footnote [Text Block]
(4)	Peer Group TSR is based on Philadelphia Stock Exchange Semiconductor Sector Index (SOX) (the “Industry Index”). SOX is a market cap weighted index of 30 US-listed semiconductor companies.

PEO Total Compensation Amount	$ 7,015,329	$ 6,564,685	$ 5,733,115
PEO Actually Paid Compensation Amount	$ (13,137,041)	16,724,842	23,622,794
Adjustment To PEO Compensation, Footnote [Text Block]

The below table shows the reconciliation between amounts reported in the Summary Compensation Table to arrive at CAP for our PEO.

	Summary	Exclusion of	Exclusion of	Inclusion of	Inclusion of	Compensation
	Compensation	Change in	Stock	Pension Service	Equity	Actually
	Table Total for	Pension Value for	Awards for	Cost for	Values for	Paid to
Year	PEO	PEO	PEO	PEO	PEO (1)	PEO
2022	$7,015,329	—	$6,310,294	—	$(13,842,076)	$(13,137,041)
2021	$6,564,685	—	$5,890,071	—	$16,050,228	$16,724,842
2020	$5,733,115	—	$5,080,867	—	$22,970,546	$23,622,794
(1)	As calculated in table below for Total – Inclusion of Equity Values PEO.

The below table shows the changes in fair value of equity awards as reported in Inclusion of Equity Values for our PEO above.

				Fair Value at
	Fair Value of	Change in Value	Change in Value	Last Day of	Total -
	Unvested Current Year	of Prior Year Awards	of Unvested Equity	Prior Year for Awards	Inclusion
	Awards at FYE	Vesting During the Year	from Prior Years	forfeited during FYE	of Equity Values
Year	PEO	PEO	PEO	PEO	PEO
2022	$2,954,864	$(1,405,458)	$(8,508,705)	$(6,882,777)	$(13,842,076)
2021	$10,403,680	$936,780	$4,709,768	—	$16,050,228
2020	$13,261,320	$204,564	$9,504,662	—	$22,970,546

Non-PEO NEO Average Total Compensation Amount	$ 1,737,581	1,784,763	1,514,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ (725,064)	3,351,766	4,824,198
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The below table shows the reconciliation between amounts reported in the Summary Compensation Table to arrive at CAP on average for our Non-PEO NEOs.

	Average	Average	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion of	Inclusion of	Compensation
	Compensation	Change in	Stock	Pension Service	Equity	Actually
	Table Total	Pension Value for	Awards for	Cost for	Values for	Paid to
Year	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs (1)	Non-PEO NEOs
2022	$1,737,581	—	$1,325,853	—	$(1,136,792)	$(725,064)
2021	$1,784,763	—	$1,415,573	—	$2,982,576	$3,351,766
2020	$1,514,513	—	$1,145,772	—	$4,455,457	$4,824,198
(1)	As calculated in table below for Total - Average Inclusion of Equity Values Non-PEO NEOs.

The below table shows the changes in fair value of equity as reported in Average Inclusion of Equity Values for Non-PEO NEOs above.

				Average
	Average	Average	Average	Fair Value at
	Fair Value of	Change in Value	Change in Value	Last Day of	Total -
	Unvested Current Year	of Prior Year Awards	of Unvested Equity	Prior Year for Awards	Average Inclusion
	Awards at FYE	Vesting During the Year	from Prior Years	forfeited during FYE	of Equity Values
Year	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
2022	$871,398	$(272,164)	$(1,141,604)	$(594,422)	$(1,136,792)
2021	$2,148,662	$153,008	$680,906	—	$2,982,576
2020	$2,627,706	$48,406	$1,779,345	—	$4,455,457

Equity Valuation Assumption Difference, Footnote [Text Block]

The fair value of our equity awards is determined in accordance with the provisions of ASC 718-10, Stock Compensation. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest to reflect the change in fair value. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance expectations as of year end and as of the date of vest to reflect the change in fair value.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph shows the relationship between CAP and TSR for both the Company and Industry Index, as represented by the Philadelphia Stock Exchange Semiconductor Sector Index. TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2019, through December 31, 2022, in our common stock and the Industry Index, assuming that all dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph shows the relationship between CAP and Net Income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph shows the relationship between CAP and Net Revenues:
Total Shareholder Return Vs Peer Group [Text Block]

The following graph shows the relationship between CAP and TSR for both the Company and Industry Index, as represented by the Philadelphia Stock Exchange Semiconductor Sector Index. TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2019, through December 31, 2022, in our common stock and the Industry Index, assuming that all dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Tabular List [Table Text Block]

The following are the Company’s three most important performance measures for determining NEO compensation for 2022:

2022 Performance Measures
Net Revenues
Non-GAAP Operating Income
Relative Revenue (1)
(1)	Relative Revenue refers to the Company’s Revenue CAGRs as compared to the Revenue CAGR of the analog semiconductor industry over similar periods. See section “Mechanics of 2022 Performance-based Equity Incentive Awards” above for further details.

Total Shareholder Return Amount	$ 148.28	190.35	166.78
Peer Group Total Shareholder Return Amount	142.94	219.51	153.66
Net Income (Loss)	$ 170,851,000	$ 164,413,000	$ 71,176,000
Company Selected Measure Amount	651,138,000	703,277,000	488,318,000
PEO Name	Balu Balakrishnan	Balu Balakrishnan	Balu Balakrishnan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Revenue
PEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,310,294	$ 5,890,071	$ 5,080,867
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,842,076)	16,050,228	22,970,546
PEO [Member] | Fair Value of Unvested Current Year Awards at FYE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,954,864	10,403,680	13,261,320
PEO [Member] | Change in Value of Prior Year Awards Vesting During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,405,458)	936,780	204,564
PEO [Member] | Change in Value of Unvested Equity from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,508,705)	4,709,768	9,504,662
PEO [Member] | Fair Value at Last Day of Prior Year for Awards forfeited during FYE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,882,777)
Non-PEO NEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,325,853	1,415,573	1,145,772
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,136,792)	2,982,576	4,455,457
Non-PEO NEO [Member] | Fair Value of Unvested Current Year Awards at FYE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	871,398	2,148,662	2,627,706
Non-PEO NEO [Member] | Change in Value of Prior Year Awards Vesting During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(272,164)	153,008	48,406
Non-PEO NEO [Member] | Change in Value of Unvested Equity from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,141,604)	$ 680,906	$ 1,779,345
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year for Awards forfeited during FYE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (594,422)